Business Combinations - Additional Information (Details) - Liquid Retailers LLC	9 Months Ended
May 31, 2026 USD ($)
Business Combinations
Total consideration	$ 0
Goodwill arising on acquisition	190,935
Intangible asset	0
Revenue	2,184,556
Net loss	$ 338,264